Related Party Transactions	12 Months Ended
Dec. 31, 2021
Bird Rides [Member]
Related Party Transaction [Line Items]
Related Party Transactions	Note 15 — Related Party Transactions The Company had no related party transactions for the years ended December 31, 2021 and 2020.